Employee Retirement and Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Benefit Obligations and Fair Value of Plan Assets

Reconciliations of beginning and ending balances of the benefit obligations and the fair value of the plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2012	2011	2012	2011
	(Millions of yen)
Change in benefit obligations:
Benefit obligations at beginning of year	¥626,924	¥593,274	¥262,130	¥261,130
Service cost	25,738	25,875	5,884	5,756
Interest cost	11,788	12,354	13,176	12,748
Plan participants’ contributions	—	—	2,315	2,680
Amendments	—	(1,913)	—	—
Actuarial loss	6,049	14,845	45,145	3,872
Benefits paid	(18,979)	(17,511)	(10,407)	(8,234)
Foreign currency exchange rate changes	—	—	46,366	(15,822)

Benefit obligations at end of year	651,520	626,924	364,609	262,130
Change in plan assets:
Fair value of plan assets at beginning of year	448,736	460,090	192,033	197,835
Actual return on plan assets	41,593	(17,285)	25,290	2,335
Employer contributions	22,589	22,282	7,832	8,228
Plan participants’ contributions	—	—	2,315	2,680
Benefits paid	(17,466)	(16,351)	(9,825)	(8,201)
Foreign currency exchange rate changes	—	—	31,889	(10,844)

Fair value of plan assets at end of year	495,452	448,736	249,534	192,033

Funded status at end of year	¥(156,068)	¥(178,188)	¥(115,075)	¥(70,097)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets at December 31, 2012 and 2011 are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2012	2011	2012	2011
	(Millions of yen)
Other assets	¥—	¥54	¥1,371	¥1,397
Accrued expenses	—	—	(383)	(132)
Accrued pension and severance cost	(156,068)	(178,242)	(116,063)	(71,362)

	¥(156,068)	¥(178,188)	¥(115,075)	¥(70,097)

Recognized Accumulated Other Comprehensive Income (Loss) Before Income Taxes

Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2012 and 2011 before the effect of income taxes are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2012	2011	2012	2011
	(Millions of yen)
Actuarial loss	¥253,748	¥291,778	¥50,417	¥16,095
Prior service credit	(117,633)	(130,712)	(261)	(345)

	¥136,115	¥161,066	¥50,156	¥15,750

Accumulated Benefit Obligation for All Defined Benefit Plans

The accumulated benefit obligation for all defined benefit plans was as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2012	2011	2012	2011
	(Millions of yen)
Accumulated benefit obligation	¥620,589	¥595,689	¥328,736	¥238,675

Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets

The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2012	2011	2012	2011
	(Millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥651,520	¥622,645	¥360,742	¥259,517
Fair value of plan assets	495,452	444,403	244,296	188,023
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥615,551	¥591,830	¥324,869	¥160,941
Fair value of plan assets	489,929	444,403	244,296	111,527

Net Periodic Benefit Cost for Employee Retirement and Severance Defined Benefit Plans

Net periodic benefit cost for Canon’s employee retirement and severance defined benefit plans for the years ended December 31, 2012, 2011 and 2010 consisted of the following components:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2012	2011	2010	2012	2011	2010
	(Millions of yen)
Service cost	¥25,738	¥25,875	¥23,331	¥5,884	¥5,756	¥5,660
Interest cost	11,788	12,354	12,636	13,176	12,748	11,792
Expected return on plan assets	(13,791)	(16,485)	(16,591)	(11,806)	(12,112)	(10,540)
Amortization of net transition obligation	—	722	722	—	—	—
Amortization of prior service credit	(13,079)	(13,674)	(13,878)	(116)	(93)	(116)
Amortization of actuarial loss	16,277	14,462	14,545	1,351	621	1,050

	¥26,933	¥23,254	¥20,765	¥8,489	¥6,920	¥7,846

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended December 31, 2012, 2011 and 2010 are summarized as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2012	2011	2010	2012	2011	2010
	(Millions of yen)
Current year actuarial (gain) loss	¥(21,753)	¥48,615	¥34,348	¥31,661	¥13,649	¥(14,713)
Amortization of actuarial loss	(16,277)	(14,462)	(14,545)	(1,351)	(621)	(1,050)
Prior service credit due to amendments	—	(1,913)	(423)	—	—	(149)
Amortization of prior service credit	13,079	13,674	13,878	116	93	116
Amortization of net transition obligation	—	(722)	(722)	—	—	—

	¥(24,951)	¥45,192	¥32,536	¥30,426	¥13,121	¥(15,796)

Summary of Estimated Defined Benefit Pension Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Next Year Benefit Cost

The estimated prior service credit and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follows:

	Japanese plans	Foreign plans
	(Millions of yen)
Prior service credit	¥(13,070)	¥(124)
Actuarial loss	14,414	1,413

Weighted-Average Assumptions Used to Determine Benefit Obligations

Weighted-average assumptions used to determine benefit obligations are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2012	2011	2012	2011
Discount rate	1.8%	1.9%	3.6%	4.6%
Assumed rate of increase in future compensation levels	3.0%	3.0%	2.2%	2.4%

Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

Weighted-average assumptions used to determine net periodic benefit cost are as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2012	2011	2010	2012	2011	2010
Discount rate	1.9%	2.1%	2.3%	4.6%	4.9%	4.9%
Assumed rate of increase in future compensation levels	3.0%	3.0%	3.0%	2.4%	2.9%	2.8%
Expected long-term rate of return on plan assets	3.1%	3.6%	3.6%	5.4%	5.7%	6.1%

Fair Values of Company's Pension Plans Assets

The fair values of Canon’s pension plan assets at December 31, 2012 and 2011, by asset category, are as follows:

	December 31, 2012
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (a)	¥34,387	¥—	¥—	¥34,387	¥—	¥—	¥—	¥—
Foreign companies	6,560	—	—	6,560	13,149	—	—	13,149
Pooled funds (b)	—	99,631	—	99,631	—	60,142	—	60,142
Debt securities:
Government bonds (c)	20,301	—	—	20,301	4,345	—	—	4,345
Municipal bonds	—	1,064	—	1,064	—	21	—	21
Corporate bonds	—	8,425	—	8,425	—	—	—	—
Pooled funds (d)	—	192,386	—	192,386	—	128,647	—	128,647
Mortgage backed securities (and other asset backed securities)	—	8,400	—	8,400	—	236	—	236
Life insurance company general accounts	—	113,179	—	113,179	—	1,857	—	1,857
Other assets	—	9,813	1,306	11,119	—	41,137	—	41,137

	¥61,248	¥432,898	¥1,306	¥495,452	¥17,494	¥232,040	¥—	¥249,534

	December 31, 2011
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (e)	¥37,875	¥—	¥—	¥37,875	¥—	¥—	¥—	¥—
Foreign companies	4,804	—	—	4,804	3,779	—	—	3,779
Pooled funds (f)	—	82,380	—	82,380	—	47,779	—	47,779
Debt securities:
Government bonds (g)	17,951	—	—	17,951	2,326	—	—	2,326
Municipal bonds	—	864	—	864	—	19	—	19
Corporate bonds	—	8,170	—	8,170	—	—	—	—
Pooled funds (h)	—	190,832	—	190,832	—	92,653	—	92,653
Mortgage backed securities (and other asset backed securities)	—	4,842	—	4,842	—	2,726	—	2,726
Life insurance company general accounts	—	92,700	—	92,700	—	—	—	—
Other assets	—	7,171	1,147	8,318	—	42,751	—	42,751

	¥60,630	¥386,959	¥1,147	¥448,736	¥6,105	¥185,928	¥—	¥192,033

(a)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥565 million.
(b)	These funds invest in listed equity securities consisting of approximately 20% Japanese companies and 80% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(c)	This class includes approximately 30% Japanese government bonds and 70% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(d)	These funds invest in approximately 65% Japanese government bonds, 25% foreign government bonds, 5% Japanese municipal bonds, and 5% corporate bonds for Japanese plans. These funds invest in approximately 30% foreign government bonds and 70% corporate bonds for foreign plans.
(e)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥1,129 million.
(f)	These funds invest in listed equity securities consisting of approximately 50% Japanese companies and 50% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(g)	This class includes approximately 30% Japanese government bonds and 70% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(h)	These funds invest in approximately 75% Japanese government bonds, 15% foreign government bonds, 5% Japanese municipal bonds, and 5% corporate bonds for Japanese plans. These funds invest in approximately 40% foreign government bonds and 60% corporate bonds for foreign plans.

Benefit Payments, Reflect Expected Future Service

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Japanese plans	Foreign plans
	(Millions of yen)
Year ending December 31:
2013	¥15,961	¥8,954
2014	16,947	8,876
2015	18,765	9,094
2016	20,524	9,792
2017	21,970	10,467
2018 – 2022	141,232	61,438